Taxation - Reconciliation of Income Tax Expense to Tax Payable (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Abstract]
UK tax rate	19.00%	19.25%	20.00%